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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 ---------------------------
   Address:      30 Federal Street, Boston, MA 02110
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Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
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Phone:   617-289-7604
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Signature, Place, and Date of Signing:

         /s/ David Matthews              Boston, MA       March 3, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 0
                                        --------------------

Form 13F Information Table Value Total: 0
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4              COLUMN 5           COLUMN    COLUMN        COLUMN 8
                                                                                              6         7
                                                              Shares/Prn                   Invstmt   Other      Voting Authority
NAME OF ISSUER       TITLE OF CLASS    CUSIP    Value(x1000)  amt         Sh/Prn Put/Call  Discretn  Mangers   Sole   Shared   None